Earnings per ordinary share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings per share [abstract]
Net earnings attributable to owners of Rio Tinto	$ 11,552	$ 10,058	$ 12,392
Weighted average number of shares (in shares)	1,623.1	1,621.4	1,619.8
Basic earnings per ordinary share (in usd per share)	$ 7.117	$ 6.203	$ 7.650
Diluted earnings per share [abstract]
Effect of dilutive securities shares (in shares)	10.3	10.1	9.8
Net earnings attributable to owners of Rio Tinto	$ 11,552	$ 10,058	$ 12,392
Weighted average number of shares (in shares)	1,633.4	1,631.5	1,629.6
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (in usd per share)	$ 7.072	$ 6.165	$ 7.604
Cross holdings of shares (in shares)	0.0	0.0	0.0
– Rio Tinto plc
Basic earnings per share [abstract]
Weighted average number of shares (in shares)	1,252.1	1,250.5	1,248.9
– Rio Tinto Limited
Basic earnings per share [abstract]
Weighted average number of shares (in shares)	371.0	370.9	370.9